Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities and Analysis by Key Territory (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of deferred taxes [line items]
Deferred tax assets	$ 134	$ 126	[1]
Deferred tax liabilities	(68)	(78)	[1]
Deferred tax liability asset	66	48		$ 54
United Kingdom [member]
Disclosure of deferred taxes [line items]
Deferred tax assets	113	109
Deferred tax liability asset	113	109
United States [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	(53)	(73)
Other Countries [member]
Disclosure of deferred taxes [line items]
Deferred tax liability asset	$ 6	$ 12

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).